UNAUDITED CONDENDSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Parenthetical) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Cash distributions	[1]	$ 114,594	$ 114,365
Golar LNG Limited
Percent of Subordinated Units held		100.00%
Incentive Distribution Rights
Cash distributions		$ 6,500	$ 6,500

[1]	This includes cash distributions to Incentive Distribution Rights (“IDRs”) holders for the nine months ended September 30, 2016 and 2015 of $6.5 million and $6.5 million, respectively.